Expenses by nature	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Expenses by nature
25. Expenses by nature

	Year ended March 31,
	2020		2021		2022
Employee compensation	₹	326,571	₹	332,371	₹	450,075
Sub-contracting and technical fees		90,521		83,609		108,589

Cost of hardware and software		11,491		7,684		6,431
Travel		18,169		5,258		7,320
Facility expenses		19,733		20,255		25,269
Depreciation, amortization and impairment *		20,862		27,656		30,911
Communication		4,812		6,069		5,760
Legal and professional fees		4,733		5,561		7,561
Rates, taxes and insurance		3,004		3,475		4,548
Marketing and brand building		2,532		1,011		2,010
Lifetime expected credit loss/ (write-back)		1,043		1,506		(797)
Miscellaneous expenses **		5,344		4,836		9,512

Total cost of revenues, selling and marketing expenses and general and administrative expenses	₹	508,815	₹	499,291	₹	657,189

*
Depreciation, amortization, and impairment includes an impairment charge on certain software platforms, capital work-in-progress,
property, plant
and equipment and intangible assets amounting to
₹
 Nil,
₹
 2,418 and
₹
 Nil, for the year ended March 31, 2020, 2021 and 2022, respectively.

**	Miscellaneous expenses for the year ended March 31, 2021, includes an amount of ₹ 991 towards COVID-19 contributions.